Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Postretirement Cost (Detail)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.61%	3.76%
Year-End Benefit Obligations, Current healthcare cost trend rate	14.75%	10.37%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.36%	4.36%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2037	2037
Net Periodic Postretirement Cost, Discount rate	3.76%	3.95%	4.00%
Net Periodic Postretirement Cost, Healthcare cost trend rate	10.37%	11.34%	12.28%
Net Periodic Postretirement Cost, Ultimate healthcare cost trend rate	4.36%	4.50%	4.50%
Net Periodic Postretirement Cost, Year ultimate healthcare cost trend rate will be realized	2037	2029	2029
Postretirement Benefits, Non-U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.61%	3.92%
Year-End Benefit Obligations, Current healthcare cost trend rate	5.85%	5.98%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.20%	4.20%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2030	2030
Net Periodic Postretirement Cost, Discount rate	3.92%	4.00%	4.40%
Net Periodic Postretirement Cost, Healthcare cost trend rate	5.98%	6.06%	6.31%
Net Periodic Postretirement Cost, Ultimate healthcare cost trend rate	4.20%	4.20%	4.20%
Net Periodic Postretirement Cost, Year ultimate healthcare cost trend rate will be realized	2030	2030	2030